Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Taxes [Line Items]
Taxable income carryforward percentage	80.00%	80.00%
Taxable income limitation expire	2033	2033
Profit tax rate	$ 257,311	$ 2
Issued share capital percentage	50.00%	50.00%
Income tax expense (in Dollars)	$ 15,598		$ (335,748)	$ 94,947
Effective tax rate	1.20%	1.20%	(5.60%)	(5.90%)
Effective tax rate for the discontinued operations	0.00%		0.00%	0.00%
Accrued interest (in Dollars)
Tax payer expires term	3 years	3 years
Tax assessment years	6 years	6 years
Tax assessment extendable term	10 years	10 years
United States [Member]
Income Taxes [Line Items]
Net operating loss carry forwards (in Dollars)	$ 8,192		$ 13,344
Hong Kong Subsidiaries [Member] | Income Tax Slab One Rate [Member]
Income Taxes [Line Items]
Tax rate percentage	8.25%	8.25%
New tax rate	16.50%	16.50%
Hong Kong Subsidiaries [Member] | Income Tax Slab Two Rate [Member]
Income Taxes [Line Items]
Tax rate percentage	16.50%	16.50%